SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Number of options
Options outstanding, beginning balance	856,986
Granted
Exercised	(98,261)
Expired & forfeited	(2,500)
Options outstanding, ending balance	756,225	856,986
Exercisable at December 31, 2015	653,100
Weighted average exercise price
Options outstanding, beginning balance	$ 7.75	$ 5.38
Granted
Exercised	$ 7.63
Expired & forfeited	10.04
Options outstanding, ending balance	7.75	$ 7.75
Exercisable at December 31, 2015	$ 7.29
Weighted average remaining contractual term (in years)
Outstanding	3 years 2 months 5 days	3 years 3 months 11 days
Exercisable at December 31, 2015	2 years 11 months 23 days
Aggregate intrinsic value
Outstanding, beginning balance	$ 6,157
Outstanding, ending balance	4,539	$ 6,157
Options exercisable	$ 4,198
Vested and expected to vest at March 31, 2016
Number of options	756,225
Weighted average exercise price	$ 7.75
Weighted average remaining contractual life	3 years 2 months 5 days
Aggregate intrinsic value	$ 4,539